FEDERATED MUNICIPAL SECURITIES INCOME TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                November 1, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: Federated Municipal Securities Income Trust (the "Trust")
            Federated California Municipal Income Fund
                Class A Shares
                Class B Shares
            Federated Michigan Intermediate Municipal Trust
                Class A Shares
            Federated New York Municipal Income Fund
                Class A Shares
                Class B Shares
            Federated North Carolina Municipal Income Fund
                Class A Shares
            Federated Ohio Municipal Income Fund
                Class F Shares
            Federated Pennsylvania Municipal Income Fund
                Class A Shares
                Class B Shares
         1933 Act File No. 33-36729
         1940 Act File No. 811-6165

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 51 on October 29, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-6807.

                                                 Very truly yours,



                                                 /s/ George F. Magera
                                                 George F. Magera
                                                 Assistant Secretary








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